                        [AMERICAN DIVERSIFIED
                         Global Value Fund LETTERHEAD]
-------------------------------------------------------------------------------
                                                              November 16, 1998


Dear Shareholders,

    We are pleased to present this Semi-Annual Report, along with an update on performance*. American Diversified Global Value Fund again successfully protected assets in a sharply declining stock market environment. For much of the past four months, the global markets have been roiled by financial turbulence. By way of example, the widely followed Value Line Composite, a broad market index of 1,700 stocks, fell 26% between July 20th and October 9, 1998. This was double the relatively moderate 13% decline experienced by the Fund during this same time period. Since inception on June 30, 1976, through November 16, 1998, the Fund provided investors with an annual compounded return of 8.41%.

    The stock market correction provided the Fund's management with a number of stocks selling at reasonable valuations. Taking advantage of these buying opportunities, management has increased the Fund's equity commitment from 41% on September 30th to a current level of 62%. The Fund declined 6.7% during the fiscal year-to-date (April 1, 1998 thru November 16, 1998), again, a reflection of the hostile market conditions that prevailed through much of this year's third calendar quarter.

    On April 1, Ladas & Hulings, Inc. of Scottsdale, Arizona joined our investment team. Ladas & Hulings' specialty is global value investing, and the firm's composite returns for the ten years ending March 31, 1998 are among the highest of international money managers. The following comments were made to the shareholders by Mr. William Hulings, President of Ladas & Hulings, Inc. on October 6, 1998:

      "A global financial crisis that spread from Southeast Asia to Japan, Russia and Latin America finally impacted on the only two bright spots in the world economy -- the U.S. and Europe. We have not seen quarterly losses in the global markets this large since the 1987 crash.
      Prior to August the Asian problem was viewed as a regional economic problem that would slow world growth due to lower production and reduced exports. The U.S. and Europe were thought to be relatively immune from the economic impact. With the collapse of Russia and the increasing turmoil in Latin America, it became clear the entire global financial system was in trouble and there was no place to hide.
      The current financial crisis may turn out to be more of a scare than a reality. We are in the stage of stabilizing the situation. Once this occurs, the world markets will return to a more rational mode and we will be in a position to make a better assessment of the economic future."

    Our investment strategy remains one of preservation of principal, coupled with growth and income. Since inception of the Fund over 22 years ago, the American Diversified Global Value Fund has provided Shareholders with attractive risk-adjusted returns, and has maintained a track record of asset protection.

    We are looking forward to an exciting year ahead. The prospects for new opportunities have never looked brighter.

    We wish you a healthy and happy Holiday Season and a prosperous New Year in 1999.

                                          Sincerely,

                                      /s/ JAMES B. REA, JR.

                                          James B. Rea, Jr.
                                          President

* Performance data are based on total return, including reinvestment of dividends and excluding sales charges.

The chart that appears here is a "mountain chart" that depicts the cumulative change in value of a $10,000 investment in the Fund made on June 30, 1976, assuming the reinvestment of net investment income and capital gains distributions. For the period ended November 16, 1998, the ending value was $60,898, which represents a cumulative total return of 508.98% and an annual compount return of 8.41%, measured from June 30, 1976.

    The following chart is depicted in conjunction with the mountain chart:

Illustration of an assumed investment of $10,000* with net investment income and capital gains distributions reinvested.

[AMERICAN DIVERSIFIED GLOBAL VALUE FUND MOUNTAIN CHART]


                     PERIOD             TOTAL
                     ENDED              VALUE

                    06/30/76            $10,000
                    12/31/76            $10,846
                    12/31/77            $11,194
                    12/31/78            $12,355
                    12/31/79            $14,362
                    12/31/80            $15,837
                    12/31/81            $18,391
                    08/19/82**          $18,856
                    03/31/83            $23,035
                    03/31/84            $23,789
                    03/31/85            $26,928
                    03/31/86            $34,380
                    03/31/87            $37,602
                    03/31/88            $38,273
                    03/31/89            $41,182
                    03/31/90            $43,010
                    03/31/91            $43,478
                    03/31/92            $45,797
                    03/31/93            $49,662
                    03/31/94            $48,213
                    03/31/95            $48,291
                    03/31/96            $54,005
                    03/31/97            $57,467
                    03/31/98            $65,215
                    09/30/98            $57,709
                    11/15/98            $60,898


 * Net amount invested. The maximum initial sales charge payable on an investment in the Fund is 4.75%. The public offering price of $10,000 net investment in the Fund would be $10,499, assuming no waiver or reduction of sales charges. No adjustment has been made for income taxes payable by shareholders on net investment income or capital gains distributions. The average annual total return for 1, 5, and 10 years ended September 30, 1998 was -10.29%, +1.79% and +3.24%, respectively, reflecting the deduction of the one-time maximum sales charge, deduction of all Fund expenses on an annual basis and assuming that all distributions are reinvested when paid. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their initial cost. The Fund's past performance is not indicative of the Fund's future performance, as to which there can be no guarantee.

** Pro forma information through April 29, 1982, the date the Fund succeeded to the business of Rea, Graham-Plan Fund. Initial public offering date was August 19, 1982.

                     AMERICAN DIVERSIFIED GLOBAL VALUE FUND
                      (FORMERLY REA-GRAHAM BALANCED FUND)
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

                                  NUMBER
                                    OF
                                  SHARES       VALUE
        NAME OF ISSUER           ---------   ----------
COMMON STOCKS -- 40.99 %
AIRLINES -- 3.76%
  KLM Royal Dutch Airlines ADR
    (Netherlands).............     5,500    $  136,125
  Southwest Airlines Co.
    (USA).....................     9,000       180,000
                                            ----------
                                               316,125
                                            ----------
AUTOMOTIVE -- 1.71%
  Chrysler Corp. (USA)........     3,000       143,625
                                            ----------
CHEMICAL/DIVERSIFIED -- 1.16%
  Hoechst AG ADR
    (Germany).................     2,500        97,656
                                            ----------
BANKING -- 4.78%
  Bank of New York, Inc.
    (USA).....................     6,000       164,248
  Corp. Bancaria Espana ADR
    (Argentina)...............     1,700        66,619
  Fleet Financial Group, Inc.
    (USA).....................       900        66,094
  Istituto Mobiliare Itali ADR
    (Italy)...................     1,400        55,913
  ING GROEP N.V. ADR
    (Netherlands).............     1,100        48,263
                                            ----------
                                               401,137
                                            ----------
BUILDING PRODUCTS/CEMENT --
  0.81%
  LaFarge SA ADR (France).....     2,300        67,846
                                            ----------
COMPUTER HARDWARE
  SYSTEMS -- 1.07%
  International Business
    Machines (USA)............       700        89,600
                                            ----------
CONSUMER PRODUCTS/
  MISC. -- 1.02%
  Unilever N.V. ADR
    (Netherlands).............     1,400        85,750
                                            ----------
ELECTRICITY INTEGRATED -- 7.18%
  Electricidade de Portugal SA
    ADR (Portugal)............     2,100        95,025
  Endessa ADR (Spain).........     3,600        79,200

                                  NUMBER
                                    OF
                                  SHARES       VALUE
        NAME OF ISSUER           ---------   ----------
  Energy East Corporation
    (USA).....................     5,000    $  255,000
  Nipsco Industries Inc.
    (USA).....................     5,300       174,238
                                            ----------
                                               603,463
                                            ----------
ENERGY/OIL/GAS -- 5.92%
  Exxon Corp. (USA)...........     1,100        77,206
  Repsol SA ADR (Spain).......     3,700       156,094
  Royal Dutch Petroleum ADR
    (Netherlands).............     2,200       104,775
  YPF S.A. ADR (Argentina)....     6,100       158,600
                                            ----------
                                               496,675
                                            ----------
ENTERTAINMENT/T.V./CABLE --
  0.74%
  Sony Corp ADR (Japan).......       900        61,875
                                            ----------
FOOD/RETAIL -- 0.97%
  Albertsons, Inc. (USA)......     1,500        81,188
                                            ----------
INDUSTRIALS/ELECTRONICS --
  0.82%
  Texas Instruments, Inc.
    (USA).....................     1,300        68,575
                                            ----------
INSURANCE -- 0.75%
  Exel Limited (USA)..........     1,000        63,125
                                            ----------
MEDICAL EQUIPMENT -- 0.84%
  Invacare Corp. (USA)........     3,000        70,500
                                            ----------
PHARMACEUTICAL -- 2.89%
  Novartis AG ADR
    (Switzerland).............     1,000        80,148
  Rhone-Poulenc SA ADR
    (France)..................     3,900       162,825
                                            ----------
                                               242,973
                                            ----------
TECHNOLOGY -- 1.33%
  Philips Electronics N.V. ADR
    (Netherlands).............     2,100       112,088
                                            ----------
TELECOMMUNICATIONS -- 5.24%
  Century Telephone
    Enterprises Inc. (USA)....     4,500       212,625

                     AMERICAN DIVERSIFIED GLOBAL VALUE FUND
                      (FORMERLY REA-GRAHAM BALANCED FUND)
                      STATEMENT OF INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

                                  NUMBER
                                    OF
                                  SHARES      VALUE
        NAME OF ISSUER          ---------   ----------
  Portugal Telecom SA ADR
    (Portugal)................     3,900    $  140,400
  Telecom Italia SPA ADR
    (Italy)...................     1,300        87,100
                                            ----------
                                               440,125
                                            ----------
TOTAL COMMON STOCKS
(Cost $3,446,838).............               3,442,326
                                            ----------

                                PRINCIPAL
                                 AMOUNT       VALUE
        NAME OF ISSUER          ---------   ----------
U.S. GOVERNMENT
  OBLIGATIONS -- 58.31%
LONG-TERM U.S. GOVERNMENT
  OBLIGATIONS -- 36.16%
  CMG Gov't Dealership,
    5.375%, 06/30/00..........  1,000,000   $1,015,938
  U.S. Treasury Notes, 5.125%,
    12/31/98..................  1,000,000    1,001,876
  U.S. Treasury Notes, 5.625%,
    05/15/01..................   500,000       516,876
  U.S. Treasury Notes, 4.50%,
    09/30/00..................   500,000       502,188
                                             ---------
                                             3,036,878
                                             ---------
SHORT-TERM U.S. GOVERNMENT
  OBLIGATIONS -- 22.15%
  Federal Home Loan Mortgage
    Corp. Discount Note,
    5.28%, 12/08/98...........   300,000    $  297,116
  U.S. Treasury Bill, 4.10%,
    12/10/98..................   100,000        99,195
  U.S. Treasury Bill, 4.62%,
    12/10/98..................  1,200,000    1,190,340
  U.S. Treasury Bill, 4.84%,
    10/29/98..................   275,000       273,965
                                             ---------
                                             1,860,616
                                             ---------

                                PRINCIPAL
                                 AMOUNT       VALUE
        NAME OF ISSUER          ---------   ----------
TOTAL U.S. GOVERNMENT
  OBLIGATIONS (Cost
  $4,870,750).................               4,897,494
                                            ----------
OTHER SHORT TERM
  INVESTMENTS -- 0.45%
  Chase Institutional Money
    Market (Cost $38,162).....                  38,162
                                            ----------
TOTAL INVESTMENTS -- 99.75%
  (Cost $8,355,750)+..........               8,377,982
OTHER ASSETS LESS LIABILITIES
  -- 0.25%....................                  21,105
                                            ----------
TOTAL NET ASSETS -- 100%......              $8,399,087
                                            ----------
                                            ----------

+ Aggregate cost for federal income tax purposes is identical.

See Notes to Financial Statements.

                     AMERICAN DIVERSIFIED GLOBAL VALUE FUND
                      (FORMERLY REA-GRAHAM BALANCED FUND)
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

ASSETS:
  Cash:.....................................................  $    1,172
    Investments at value (cost $8,355,750)..................   8,377,982
    Dividends and interest receivable.......................      40,151
  Other.....................................................      18,279
                                                               ---------
        Total assets........................................   8,437,584
                                                               ---------
LIABILITIES:
  Accrued expenses..........................................      38,497
                                                               ---------
        Total liabilities...................................      38,497
                                                               ---------
NET ASSETS:
  Net assets, equivalent to $14.84 per share on 565,949
    shares outstanding (Note 4).............................   8,399,087
                                                               ---------
                                                               ---------
  Computation of public offering price:
    Net asset value per share...............................       14.84
                                                               ---------
                                                               ---------
  Offering price per share (100/95.25 x $14.84).............  $    15.58
                                                               ---------
                                                               ---------

                     AMERICAN DIVERSIFIED GLOBAL VALUE FUND
                      (FORMERLY REA-GRAHAM BALANCED FUND)
                            STATEMENT OF OPERATIONS
                      SIX MONTHS ENDED SEPTEMBER 30, 1998
                                  (UNAUDITED)

INVESTMENT INCOME:
  Income:
    Dividends...............................................  $    61,134
    Interest................................................      145,273
                                                               ----------
        Total income........................................      206,407
                                                               ----------
  Expenses:
    Investment advisory fee (Note 3)........................       47,492
    Distribution fee (Note 3)...............................       16,868
    Custodian fees..........................................        9,873
    Transfer agency fees and expenses.......................        6,622
    Administrative expenses.................................       15,197
    Registration and filing fees............................       11,515
    Legal...................................................        6,017
    Audit and accounting....................................       14,038
    Recordkeeping and pricing fees..........................        8,266
    Directors' fees and meeting expenses....................        5,695
    Printing and postage....................................        6,668
    Other...................................................        1,106
                                                               ----------
        Total expenses......................................      149,357
  Less: Expense reimbursement (Note 3)......................      (29,908)
                                                               ----------
        Net expenses........................................      119,449
        Net investment income...............................       86,958
                                                               ----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments..........................     (374,931)
  Unrealized depreciation of investments for the period.....     (850,299)
                                                               ----------
        Net loss on investments.............................   (1,225,230)
                                                               ----------
        Net decrease in net assets from operations..........  $(1,138,272)
                                                               ----------
                                                               ----------

See Notes to Financial Statements.

                     AMERICAN DIVERSIFIED GLOBAL VALUE FUND
                      (FORMERLY REA-GRAHAM BALANCED FUND)
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                               SIX MONTHS
                                                                  ENDED        YEAR ENDED
                                                              SEPTEMBER 30,     MARCH 31,
                                                                  1998            1998
                                                              -------------    -----------
Increase (Decrease) in Net Assets from Operations:
  Net investment income.....................................   $    86,958     $   138,007
  Net realized gain (loss) on investments...................      (374,931)        266,439
  Unrealized appreciation (depreciation) for the period.....      (850,299)        883,902
                                                              ------------     -----------
         Net increase (decrease) in net assets from
           operations.......................................    (1,138,272)      1,288,348
Dividends paid to shareholders from net investment income...            --        (143,282)
Capital share transactions (Note 4).........................      (385,178)     (1,703,230)
                                                              ------------     -----------
         Total decrease.....................................    (1,523,450)       (558,164)
NET ASSETS:
  Beginning of period.......................................     9,922,537      10,480,701
                                                              ------------     -----------
  End of year (including undistributed net investment income
    of $116,828 and $29,870)................................   $ 8,399,087     $ 9,922,537
                                                              ------------     -----------
                                                              ------------     -----------

See Notes to Financial Statements.

                     AMERICAN DIVERSIFIED GLOBAL VALUE FUND
                      (FORMERLY REA-GRAHAM BALANCED FUND)
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

     American Diversified Global Value Fund (formerly Rea-Graham Balanced Fund) (the Fund) is the only series of shares of American Diversified Funds, Inc. (formerly Rea-Graham Funds, Inc.), a diversified open-end management investment company registered under the Investment Company Act of 1940. It was organized in 1982 to succeed to the business of Rea, Graham-Plan Fund, an investment company organized as a limited partnership which commenced operations June 30, 1976 for the purpose of investing the partners' capital in securities under professional investment management. This succession occurred on April 29, 1982 when the partnership's net assets aggregating $3,436,275 were transferred to the Fund in exchange for 300,000 shares of the Fund's capital stock. The Fund seeks as its investment objectives medium-term capital growth, income and safety through balanced investments in common stocks, preferred stocks, U.S. government securities and money market instruments.

     The selected financial information, for the periods prior to April 29, 1982 (Note 6), gives effect to the assumed issuance of shares for partners' capital contributions based upon the 300,000 shares issued on April 29, 1982 as described above.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     (a) Valuation of securities. Investments are stated at value based on latest sales prices reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported, or which are traded over the counter, are valued at the mean between bid and asked prices.

     (b) Income taxes. The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore no provision has been made for federal income taxes.

     (c) Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     (d) Other. Securities transactions are recorded on the trade date basis. Interest is accrued as earned and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund. Dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

3.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     On March 31, 1998, James Buchanan Rea, Inc. ("JBRI") the investment adviser and principal underwriter of the Fund completed a merger transaction pursuant to which all of the outstanding voting securities of JBRI were acquired by American Diversified Asset Management, Inc. ("ADAM"). A new Investment Advisory Agreement with ADAM, which is substantially similar to the Fund's previous Investment Advisory Agreement with JBRI and provides for the same investment advisory fee schedule, became effective on the same date. Under the terms of the agreement the Adviser receives a monthly fee of 1/12 of 1% of the first $20,000,000 of the Fund's net assets on the last business day of the month, 1/12 of .75% of the next $80,000,000, 1/12 of .5% of the next $100,000,000, and 1/12 of .45% of monthly net assets in excess of $200,000,000. ADAM has voluntarily agreed for a period of two years following the

                     AMERICAN DIVERSIFIED GLOBAL VALUE FUND
                      (FORMERLY REA-GRAHAM BALANCED FUND)
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)

merger to limit the Fund's total operating expenses to 1.88% per annum, effective August 1, 1998; from April 1, 1998 to July 31, 1998, the limit was 2.80% per annum.

     Pursuant to a Plan of Distribution the Fund pays monthly to ADAM, as Principal Underwriter, a distribution fee equal on an annual basis to 0.35% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Plan of Distribution.

     During the six months ended September 30, 1998, ADAM earned commissions of $236 as principal underwriter and authorized dealer in Fund shares.

4.  CAPITAL STOCK

     At September 30, 1998, there were 20,000,000 shares of capital stock ($1 par value) authorized and capital paid-in amounted to $9,339,131. Transactions in capital stock were as follows:

                         SIX MONTHS ENDED            YEAR ENDED
                        SEPTEMBER 30, 1998         MARCH 31, 1998
                       --------------------    -----------------------
                       SHARES      AMOUNT       SHARES       AMOUNT
                       -------    ---------    --------    -----------
Sold.................   36,207    $ 595,985       4,319    $    69,856
Issued on
  reinvestment of
  dividends..........       --           --       8,269        132,462
Redeemed.............  (61,868)    (981,163)   (119,982)    (1,905,548)
                       -------    ---------    --------    -----------
Net decrease.........  (25,661)   $(385,178)   (107,394)   $(1,703,230)
                       =======    =========    ========    ===========

5.  INVESTMENT TRANSACTIONS

     During the six months ended September 30, 1998, purchase and sales of investment securities, excluding short-term obligations, were as follows:

                                              COST OF       PROCEEDS
                                             PURCHASES      OF SALES
                                             ----------    -----------
U.S. Government Obligations................  $2,013,541    $       --
Other securities...........................   4,688,529     3,102,766
                                             ----------    ----------
                                             $6,702,070    $3,102,766
                                             ==========    ==========

     The aggregate portfolio turnover of the Fund for the six months ended September 30, 1998 was 54%. Portfolio turnover on stocks was 78%. Portfolio turnover on U.S. Government Obligations was 0%.

     Realized gains and losses are reported on an identified cost basis. Accumulated undistributed net realized losses at September 30, 1998 were $1,079,104. At March 31, 1998 the Fund had tax basis capital losses of $704,173 which may be carried forward to offset future capital gains. Such losses expire $500,000, on March 31, 1999 and the balance on March 31, 2003.

     At September 30, 1998, the aggregate gross unrealized appreciation and (depreciation) of portfolio securities, based on cost for federal income tax purposes, was as follows:

Unrealized appreciation..................................    $ 581,411
Unrealized depreciation..................................     (559,179)
                                                             ---------
                                                             $  22,232
                                                             =========

                     AMERICAN DIVERSIFIED GLOBAL VALUE FUND
                      (FORMERLY REA-GRAHAM BALANCED FUND)
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

6. SELECTED FINANCIAL INFORMATION

                                        SIX
                                      MONTHS
                                       ENDED                                YEARS ENDED MARCH 31,
                                     SEPTEMBER   ----------------------------------------------------------------------------
                                     30, 1998     1998     1997      1996      1995      1994      1993      1992      1991
                                     ---------   ------   -------   -------   -------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE
 (FOR A SHARE OUTSTANDING
 THROUGHOUT THE PERIOD)
Net asset value, beginning of
 period............................   $16.77     $14.99   $ 14.36   $ 13.12   $ 13.20   $ 13.68   $ 13.14   $ 12.84   $ 13.56
                                      ------     ------   -------   -------   -------   -------   -------   -------   -------
Income from investment operations:
 Net investment income.............     0.16       0.23      0.27      0.31      0.15      0.07      0.21      0.59      0.75
 Net realized and unrealized gain
   (loss) on investments...........    (2.09)      1.78      0.65      1.24     (0.13)    (0.47)     0.59      0.37     (0.65)
                                      ------     ------   -------   -------   -------   -------   -------   -------   -------
Total from investment operations...    (1.93)      2.01      0.92      1.55      0.02     (0.40)     0.80      0.96      0.10
                                      ------     ------   -------   -------   -------   -------   -------   -------   -------
Less distributions:
 Dividends from net investment
   income..........................     0.00      (0.23)    (0.29)    (0.31)    (0.10)    (0.08)    (0.26)    (0.66)    (0.82)
 Dividends from net realized
   gains...........................     0.00       0.00      0.00      0.00      0.00      0.00      0.00      0.00      0.00
                                      ------     ------   -------   -------   -------   -------   -------   -------   -------
Total distributions................     0.00      (0.23)    (0.29)    (0.31)    (0.10)    (0.08)    (0.26)    (0.66)    (0.82)
                                      ------     ------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of period.....   $14.84     $16.77   $ 14.99   $ 14.36   $ 13.12   $ 13.20   $ 13.68   $ 13.14   $ 12.84
                                      ======     ======   =======   =======   =======   =======   =======   =======   =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's)...........................   $8,399     $9,923   $10,481   $12,277   $14,242   $17,877   $24,771   $28,281   $34,758
                                      ======     ======   =======   =======   =======   =======   =======   =======   =======
Ratios to average net assets:
 Expenses (net of reimbursement)...     2.47%*+    3.13%     2.89%     2.65%     2.52%     2.37%     2.16%     2.06%     2.04%
 Net investment income.............     1.80%*     1.36%     1.70%     2.02%     1.08%     0.49%     1.45%     4.05%     5.27%
Aggregate portfolio turnover
 rate..............................       54%         8%       19%      223%       93%      106%       87%      109%      100%
Portfolio turnover rate on
 stocks**..........................       78%        14%       45%       88%       36%
Net asset value adjusted for
 reinvestment of dividends and
 distributions:
 Beginning of period...............   $39.34     $34.67   $ 32.58   $ 29.14   $ 29.09   $ 29.97   $ 28.24   $ 26.23   $ 25.95
                                      ======     ======   =======   =======   =======   =======   =======   =======   =======
 End of period.....................   $34.81     $39.34   $ 34.67   $ 32.58   $ 29.14   $ 29.09   $ 29.97   $ 28.24   $ 26.23
                                      ======     ======   =======   =======   =======   =======   =======   =======   =======
TOTAL RETURN (excluding sales
 charge)...........................   (11.51)%    13.48%     6.41%    11.81%     0.17%    (2.94)%    6.13%     7.66%     1.08%

                                                  YEARS ENDED MARCH 31,
                                     -----------------------------------------------
                                      1990      1989      1988      1987      1986
                                     -------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE
 (FOR A SHARE OUTSTANDING
 THROUGHOUT THE PERIOD)
Net asset value, beginning of
 period............................  $ 13.90   $ 13.83   $ 15.56   $ 16.45   $ 13.65
                                     -------   -------   -------   -------   -------
Income from investment operations:
 Net investment income.............     0.90      0.78      0.66      0.43      0.50
 Net realized and unrealized gain
   (loss) on investments...........    (0.27)     0.25     (0.46)     0.98      3.06
                                     -------   -------   -------   -------   -------
Total from investment operations...     0.63      1.03      0.20      1.41      3.56
                                     -------   -------   -------   -------   -------
Less distributions:
 Dividends from net investment
   income..........................    (0.96)    (0.68)    (1.03)    (0.47)    (0.53)
 Dividends from net realized
   gains...........................    (0.01)    (0.28)    (0.90)    (1.83)    (0.23)
                                     -------   -------   -------   -------   -------
Total distributions................    (0.97)    (0.96)    (1.93)    (2.30)    (0.76)
                                     -------   -------   -------   -------   -------
Net asset value, end of period.....  $ 13.56   $ 13.90   $ 13.83   $ 15.56   $ 16.45
                                     =======   =======   =======   =======   =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's)...........................  $43,386   $50,554   $49,287   $48,141   $31,531
                                     =======   =======   =======   =======   =======
Ratios to average net assets:
 Expenses (net of reimbursement)...     1.60%     1.43%     1.41%     1.48%     1.50%
 Net investment income.............     5.82%     5.46%     4.82%     3.54%     4.78%
Aggregate portfolio turnover
 rate..............................      125%       88%      226%      111%      208%
Portfolio turnover rate on
 stocks**..........................
Net asset value adjusted for
 reinvestment of dividends and
 distributions:
 Beginning of period...............  $ 24.85   $ 23.10   $ 22.69   $ 20.73   $ 16.24
                                     =======   =======   =======   =======   =======
 End of period.....................  $ 25.95   $ 24.85   $ 23.10   $ 22.69   $ 20.73
                                     =======   =======   =======   =======   =======
TOTAL RETURN (excluding sales
 charge)...........................     4.43%     7.58%     1.81%     9.45%    27.65%

------------
*  Annualized
** Provided for additional information. Portfolio turnover rate on stocks for periods prior to 1995 not available.
+ In the absence of the reimbursement, expenses would have been 3.08% for the six months ended September 30, 1998.

                                                                                 PRO FORMA INFORMATION + (UNAUDITED)
                                                                              ------------------------------------------
                                              YEARS ENDED         APRIL 30,
                                              MARCH 31,           1982 TO      JANUARY 1,      YEARS ENDED DECEMBER 31,
                                         --------------------    MARCH 31,    TO APRIL 29,    --------------------------
                                          1985        1984         1983           1982         1981      1980      1979
                                         -------    ---------    ---------    ------------    ------    ------    ------
PER SHARE OPERATING PERFORMANCE
  (FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD)
Net asset value, beginning of
  period........................         $ 13.09     $13.89       $11.45         $11.09       $ 9.55    $ 8.66    $ 7.45
                                         -------     ------       ------         ------       ------    ------    ------
Income from investment
  operations:
  Net investment income.........            0.46       0.72         0.43           0.05         0.59      0.56      0.30
  Net realized and unrealized
    gain
    (loss) on investments.......            1.12      (0.27)        2.01           0.31         0.95      0.33      0.91
                                         -------     ------       ------         ------       ------    ------    ------
Total from investment
  operations....................            1.58       0.45         2.44           0.36         1.54      0.89      1.21
                                         -------     ------       ------         ------       ------    ------    ------
 Less distributions:
  Dividends from net investment
    income......................           (0.74)     (0.33)        0.00           0.00         0.00      0.00      0.00
  Dividends from net realized
    gains.......................           (0.28)     (0.92)        0.00           0.00         0.00      0.00      0.00
                                         -------     ------       ------         ------       ------    ------    ------
Total distributions.............           (1.02)     (1.25)        0.00           0.00         0.00      0.00      0.00
                                         -------     ------       ------         ------       ------    ------    ------
Net asset value, end of
  period........................         $ 13.65     $13.09       $13.89         $11.45       $11.09    $ 9.55    $ 8.66
                                         =======     ======       ======         ======       ======    ======    ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's).......................         $13,627     $9,842       $6,863         $3,436       $3,200    $2,631    $3,063
Ratios to average net assets:
  Expenses......................            2.28%      2.45%        1.50%*         3.62%*       2.70%     3.10%     3.07%
  Net investment income.........            4.68%      6.46%        5.49%*         2.90%*       6.48%     3.85%     4.63%
Portfolio turnover rate.........             196%       261%         187%             9%         135%      151%      101%

Net asset value adjusted for
  reinvestment of dividends and
  distributions:
  Beginning of period...........         $ 14.35     $13.89       $11.45         $11.09       $ 9.55    $ 8.66    $ 7.45
                                         =======     ======       ======         ======       ======    ======    ======
  End of period.................         $ 16.24     $14.35       $13.89         $11.45       $11.09    $ 9.55    $ 8.66
                                         =======     ======       ======         ======       ======    ======    ======
TOTAL RETURN (excluding sales
  charge).......................           13.17%      3.31%       21.31%          3.25%       16.13%    10.28%    16.24%

                                        PRO FORMA INFORMATION + (UNAUDITED)
                                       --------------------------------------
                                                               JUNE 30, 1976
                                                               (COMMENCEMENT
                                      YEARS ENDED DECEMBER 31,  OPERATIONS)
                                      --------------------     TO DECEMBER 31,
                                            1978      1977         1976
                                           ------    ------    ---------------
PER SHARE OPERATING PERFORMANCE
  (FOR A SHARE OUTSTANDING
  THROUGHOUT THE PERIOD)
Net asset value, beginning of
  period........................           $ 6.75    $ 6.54       $ 6.03
                                           ------    ------       ------
Income from investment
  operations:
  Net investment income.........             0.12      0.18         0.00
  Net realized and unrealized
    gain
    (loss) on investments.......             0.58      0.03         0.51
                                           ------    ------       ------
Total from investment
  operations....................             0.70      0.21         0.51
                                           ------    ------       ------
Less distributions:
  Dividends from net investment
    income......................             0.00      0.00         0.00
  Dividends from net realized
    gains.......................             0.00      0.00         0.00
                                           ------    ------       ------
Total distributions.............             0.00      0.00         0.00
                                           ------    ------       ------
Net asset value, end of
  period........................           $ 7.45    $ 6.75       $ 6.54
                                           ======    ======       ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's).......................           $2,169    $1,458       $1,093
Ratios to average net assets:
  Expenses......................             2.90%     2.77%        4.92%*
  Net investment income.........             2.72%     2.98%          --
Portfolio turnover rate.........              135%      148%          22%
Net asset value adjusted for
  reinvestment of dividends and
  distributions:
  Beginning of period...........           $ 6.75    $ 6.54       $ 6.03
                                           ======    ======       ======
  End of period.................           $ 7.45    $ 6.75       $ 6.54
                                           ======    ======       ======
TOTAL RETURN (excluding sales
  charge).......................            10.37%     3.21%        8.46%

------------
* Annualized
+ Prepared as if the predecessor partnership (Note 1) had been organized as a corporation on June 30, 1976, the date of commencement of its operations, and had initially issued capital stock at a net asset value of $6.03 per share.

       PLEASE CONTACT US


AMERICAN DIVERSIFIED FUNDS, INC.
    10900 WILSHIRE BOULEVARD                             [LOGO]
           9TH FLOOR                              AMERICAN DIVERSIFIED
    LOS ANGELES, CALIFORNIA                               FUNDS
             90024
         (800) 433-1998


         TRANSFER AGENT
           PFPC INC.
      400 BELLEVUE PARKWAY
           SUITE 108
      WILMINGTON, DE 19809
         (800) 348-5032


     PRINCIPAL UNDERWRITER
      AMERICAN DIVERSIFIED
     ASSET MANAGEMENT, INC.
    10900 WILSHIRE BOULEVARD
           9TH FLOOR
    LOS ANGELES, CALIFORNIA
             90024
        (310) 209-5090


                                                  AMERICAN DIVERSIFIED

                                                    Global Value Fund


This report must be preceded                        SEMI-ANNUAL REPORT
or accompanied by the Prospectus
of American Diversified Global                      SEPTEMBER 30, 1998
Value Fund.